Share Capital - Summary of Details of Shares Issued (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022 AmericanDepositaryShares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in issue, beginning balance	89,784,720		83,306,259	78,370,265
Shares issued during the year	17,850,000		6,066,654	4,276,580
Options exercised	173,752	57,917	411,807	659,414
Number of shares in issue, ending balance	107,808,472		89,784,720	83,306,259
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	57,917
Number of shares in issue, ending balance	35,936,157
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			66,114	496,666
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			25,000	60,000
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			121,854	56,470
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			198,119	46,278
Options Exercised at £1.28
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			720
Options Exercised at $0.20/ADS or $0.07/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	84,835
Options Exercised at $4.16/ADS or $1.39/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	16,968
Options Exercised at $5.12/ADS or $1.72/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	12,951
Options Exercised at $5.88/ADS or $1.96/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	24,000
Options Exercised at $7.32/ADS or $2.44/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	15,000
Options Exercised at $7.60/ADS or $2.53/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	19,998